Derivative financial instruments and market risks - Disclosure of Instruments (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notional amount
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	€ 3,204	€ 2,466	€ 3,405
Nominal value of interest rate swaps hedge fixed-rate bonds	16,888	12,317	10,358
Notional amount | Derivatives designated as fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	1,502	2,466	3,405
Notional amount | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	1,702	0	0
Nominal value of interest rate swaps hedge fixed-rate bonds	0	0	0
Notional amount | Not later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	850	999
Notional amount | 1 to 2 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	1,276	0	850
Notional amount | 2 to 3 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	1,277	0
Notional amount | 2 to 3 years | Derivatives designated as fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			0
Notional amount | 3 to 4 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	650	966	0
Notional amount | 4 to 5 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	650	906
Notional amount | Later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0
Notional amount | Later than five years [member] | Derivatives designated as fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			650
Fair value
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	(79)	(128)	(165)
Nominal value of interest rate swaps hedge fixed-rate bonds	(28)	(30)	22
Fair value | Derivatives designated as fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	(68)	(128)	(165)
Fair value | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	(11)	0	0
Nominal value of interest rate swaps hedge fixed-rate bonds	0	0	0
Of which recognized in equity | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	2	0	0
Nominal value of interest rate swaps hedge fixed-rate bonds	0	€ 0	0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.03%
Disclosure of detailed information about financial instruments [line items]
Interest rate		1.03%
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.03% | Notional amount
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	426	€ 483	453
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.03% | Notional amount | Derivatives designated as fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	426	483	453
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.03% | Notional amount | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0	0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.03% | Notional amount | Not later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0	0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.03% | Notional amount | 1 to 2 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0	0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.03% | Notional amount | 2 to 3 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	426	0	0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.03% | Notional amount | 3 to 4 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	483	0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.03% | Notional amount | 4 to 5 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0	453
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.03% | Notional amount | Later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0	0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.03% | Fair value
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	(23)	(47)	(49)
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.03% | Fair value | Derivatives designated as fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	(23)	(47)	(49)
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.03% | Fair value | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0	0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.03% | Of which recognized in equity | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	€ 0	0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.32%
Disclosure of detailed information about financial instruments [line items]
Interest rate		1.32%
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.32% | Notional amount
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	426	€ 483	453
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.32% | Notional amount | Derivatives designated as fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	426	483	453
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.32% | Notional amount | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0	0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.32% | Notional amount | Not later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0	0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.32% | Notional amount | 1 to 2 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0	0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.32% | Notional amount | 2 to 3 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	426	0	0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.32% | Notional amount | 3 to 4 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	483	0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.32% | Notional amount | 4 to 5 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0	453
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.32% | Notional amount | Later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0	0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.32% | Fair value
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	(21)	(43)	(43)
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.32% | Fair value | Derivatives designated as fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	(21)	(43)	(43)
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.32% | Fair value | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0	0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.32% | Of which recognized in equity | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	€ 0	0
Interest Rate Swaps Pay Capitalized Ester / Receive 0.69%
Disclosure of detailed information about financial instruments [line items]
Interest rate		0.69%
Interest Rate Swaps Pay Capitalized Ester / Receive 0.69% | Notional amount
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		€ 850	850
Interest Rate Swaps Pay Capitalized Ester / Receive 0.69% | Notional amount | Derivatives designated as fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		850	850
Interest Rate Swaps Pay Capitalized Ester / Receive 0.69% | Notional amount | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		0	0
Interest Rate Swaps Pay Capitalized Ester / Receive 0.69% | Notional amount | Not later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		850	0
Interest Rate Swaps Pay Capitalized Ester / Receive 0.69% | Notional amount | 1 to 2 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		0	850
Interest Rate Swaps Pay Capitalized Ester / Receive 0.69% | Notional amount | 2 to 3 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		0	0
Interest Rate Swaps Pay Capitalized Ester / Receive 0.69% | Notional amount | 3 to 4 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		0	0
Interest Rate Swaps Pay Capitalized Ester / Receive 0.69% | Notional amount | 4 to 5 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		0	0
Interest Rate Swaps Pay Capitalized Ester / Receive 0.69% | Notional amount | Later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		0	0
Interest Rate Swaps Pay Capitalized Ester / Receive 0.69% | Fair value
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		(7)	(28)
Interest Rate Swaps Pay Capitalized Ester / Receive 0.69% | Fair value | Derivatives designated as fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		(7)	(28)
Interest Rate Swaps Pay Capitalized Ester / Receive 0.69% | Fair value | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		0	0
Interest Rate Swaps Pay Capitalized Ester / Receive 0.69% | Of which recognized in equity | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		€ 0	0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 0.92%
Disclosure of detailed information about financial instruments [line items]
Interest rate		0.92%
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 0.92% | Notional amount
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	650	€ 650	650
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 0.92% | Notional amount | Derivatives designated as fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	650	650	650
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 0.92% | Notional amount | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0	0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 0.92% | Notional amount | Not later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0	0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 0.92% | Notional amount | 1 to 2 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0	0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 0.92% | Notional amount | 2 to 3 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0	0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 0.92% | Notional amount | 3 to 4 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	650	0	0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 0.92% | Notional amount | 4 to 5 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	650	0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 0.92% | Notional amount | Later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0		650
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 0.92% | Fair value
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	(24)	(31)	(44)
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 0.92% | Fair value | Derivatives designated as fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	(24)	(31)	(44)
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 0.92% | Fair value | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0	0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 0.92% | Of which recognized in equity | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	€ 0	0
Interest Rate Swaps Pay Euribor 3M/Receive 2.08% | Notional amount
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	850
Interest Rate Swaps Pay Euribor 3M/Receive 2.08% | Notional amount | Derivatives designated as fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Interest Rate Swaps Pay Euribor 3M/Receive 2.08% | Notional amount | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	850
Interest Rate Swaps Pay Euribor 3M/Receive 2.08% | Notional amount | Not later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Interest Rate Swaps Pay Euribor 3M/Receive 2.08% | Notional amount | 1 to 2 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	850
Interest Rate Swaps Pay Euribor 3M/Receive 2.08% | Notional amount | 2 to 3 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Interest Rate Swaps Pay Euribor 3M/Receive 2.08% | Notional amount | 3 to 4 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Interest Rate Swaps Pay Euribor 3M/Receive 2.08% | Notional amount | 4 to 5 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Interest Rate Swaps Pay Euribor 3M/Receive 2.08% | Notional amount | Later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Interest Rate Swaps Pay Euribor 3M/Receive 2.08% | Fair value
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	(13)
Interest Rate Swaps Pay Euribor 3M/Receive 2.08% | Fair value | Derivatives designated as fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Interest Rate Swaps Pay Euribor 3M/Receive 2.08% | Fair value | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	(13)
Interest Rate Swaps Pay Euribor 3M/Receive 2.08% | Of which recognized in equity | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Interest Rate Swaps Pay 3.77% / Receive Capitalized SOFR + 46bps | Notional amount
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	426
Interest Rate Swaps Pay 3.77% / Receive Capitalized SOFR + 46bps | Notional amount | Derivatives designated as fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Interest Rate Swaps Pay 3.77% / Receive Capitalized SOFR + 46bps | Notional amount | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	426
Interest Rate Swaps Pay 3.77% / Receive Capitalized SOFR + 46bps | Notional amount | Not later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Interest Rate Swaps Pay 3.77% / Receive Capitalized SOFR + 46bps | Notional amount | 1 to 2 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	426
Interest Rate Swaps Pay 3.77% / Receive Capitalized SOFR + 46bps | Notional amount | 2 to 3 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Interest Rate Swaps Pay 3.77% / Receive Capitalized SOFR + 46bps | Notional amount | 3 to 4 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Interest Rate Swaps Pay 3.77% / Receive Capitalized SOFR + 46bps | Notional amount | 4 to 5 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Interest Rate Swaps Pay 3.77% / Receive Capitalized SOFR + 46bps | Notional amount | Later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Interest Rate Swaps Pay 3.77% / Receive Capitalized SOFR + 46bps | Fair value
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	1
Interest Rate Swaps Pay 3.77% / Receive Capitalized SOFR + 46bps | Fair value | Derivatives designated as fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Interest Rate Swaps Pay 3.77% / Receive Capitalized SOFR + 46bps | Fair value | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	1
Interest Rate Swaps Pay 3.77% / Receive Capitalized SOFR + 46bps | Of which recognized in equity | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	1
Interest Rate Swaps Pay 3.82% / Receive Capitalized SOFR + 54 bps | Notional amount
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	426
Interest Rate Swaps Pay 3.82% / Receive Capitalized SOFR + 54 bps | Notional amount | Derivatives designated as fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Interest Rate Swaps Pay 3.82% / Receive Capitalized SOFR + 54 bps | Notional amount | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	426
Interest Rate Swaps Pay 3.82% / Receive Capitalized SOFR + 54 bps | Notional amount | Not later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Interest Rate Swaps Pay 3.82% / Receive Capitalized SOFR + 54 bps | Notional amount | 1 to 2 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Interest Rate Swaps Pay 3.82% / Receive Capitalized SOFR + 54 bps | Notional amount | 2 to 3 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	426
Interest Rate Swaps Pay 3.82% / Receive Capitalized SOFR + 54 bps | Notional amount | 3 to 4 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Interest Rate Swaps Pay 3.82% / Receive Capitalized SOFR + 54 bps | Notional amount | 4 to 5 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Interest Rate Swaps Pay 3.82% / Receive Capitalized SOFR + 54 bps | Notional amount | Later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Interest Rate Swaps Pay 3.82% / Receive Capitalized SOFR + 54 bps | Fair value
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	1
Interest Rate Swaps Pay 3.82% / Receive Capitalized SOFR + 54 bps | Fair value | Derivatives designated as fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Interest Rate Swaps Pay 3.82% / Receive Capitalized SOFR + 54 bps | Fair value | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	1
Interest Rate Swaps Pay 3.82% / Receive Capitalized SOFR + 54 bps | Of which recognized in equity | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	€ 1
Interest Rate Swaps Pay Capitalized Ester / Receive 3.43%
Disclosure of detailed information about financial instruments [line items]
Interest rate		3.43%
Interest Rate Swaps Pay Capitalized Ester / Receive 3.43% | Notional amount
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			999
Interest Rate Swaps Pay Capitalized Ester / Receive 3.43% | Notional amount | Derivatives designated as fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			999
Interest Rate Swaps Pay Capitalized Ester / Receive 3.43% | Notional amount | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			0
Interest Rate Swaps Pay Capitalized Ester / Receive 3.43% | Notional amount | Not later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			999
Interest Rate Swaps Pay Capitalized Ester / Receive 3.43% | Notional amount | 1 to 2 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			0
Interest Rate Swaps Pay Capitalized Ester / Receive 3.43% | Notional amount | 2 to 3 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			0
Interest Rate Swaps Pay Capitalized Ester / Receive 3.43% | Notional amount | 3 to 4 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			0
Interest Rate Swaps Pay Capitalized Ester / Receive 3.43% | Notional amount | 4 to 5 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			0
Interest Rate Swaps Pay Capitalized Ester / Receive 3.43% | Notional amount | Later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			0
Interest Rate Swaps Pay Capitalized Ester / Receive 3.43% | Fair value
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			(1)
Interest Rate Swaps Pay Capitalized Ester / Receive 3.43% | Fair value | Derivatives designated as fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			(1)
Interest Rate Swaps Pay Capitalized Ester / Receive 3.43% | Fair value | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			0
Interest Rate Swaps Pay Capitalized Ester / Receive 3.43% | Of which recognized in equity | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			€ 0